Financial Instruments - Summary of Credit Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets at amortised cost		$ 32,166
Financial assets	$ 9,766	32,166
12-month ECL [Member] | Low Risk [Member] | Deposits [Member]
Disclosure of credit risk exposure [line items]
Financial assets		110
12-month ECL [Member] | A3 to Aa2 [Member] | Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Financial assets	$ 9,766	$ 32,056